Offerings - Offering: 1	Oct. 22, 2026 USD ($)
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 700,002,718.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-275203
Carry Forward Initial Effective Date	Oct. 27, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 107,170.42
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include $700,002,718 of unsold common stock (the "Unsold Securities") previously registered pursuant to the registration statement on Form S-3 (File No. 333-275203), filed on October 27, 2023, as subsequently amended by the post-effective amendment no. 1 filed on March 18, 2024, the post-effective amendment no. 2 filed on November 10, 2025, the post-effective amendment no. 3 filed on February 13, 2026 (as so amended, the "Prior Registration Statement"), and the prospectus supplement dated October 1, 2024 (the "Prior Prospectus Supplement") that supplements the base prospectus dated March 18, 2024 included in the Prior Registration Statement. In connection with the filing of the Prior Registration Statement, the registrant initially deferred payment of all of the registration fee in respect of the base prospectus filed with, and forming a part of the Prior Registration Statement in accordance with Rules 456(b) and 457(r) of the Securities Act. The registrant paid a filing fee of $306,200.00 in connection with the offering of the securities pursuant to the Prior Prospectus Supplement, including a filing fee of $107,170.42 associated with the offering of the Unsold Securities (based on the filing fee rate in effect at the time of the filing of the Prior Prospectus Supplement). The filing fee associated with the offering of the Unsold Securities is hereby carried forward to be applied to the Unsold Securities registered hereunder, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this registration statement. An indeterminate number of shares of common stock as shall have an aggregate initial offering price not to exceed $700,002,718 are being carried forward hereunder as may from time to time be issued at indeterminate prices. In addition, pursuant to Rule 416 of the Securities Act, the shares of common stock being carried forward hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being carried forward hereunder as a result of stock splits, stock dividends or similar transactions.